Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 116,567	$ 55,649
Net provision for allowance for credit losses	303,362	104,045
Recoveries	(116,972)	(43,325)
Exchange difference	968	198
Balance at end of the year	$ 303,925	$ 116,567